Lord Abbett Bond-Debenture Fund, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

April 5, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Bond-Debenture Fund, Inc. (the “Registrant”) 1933 Act File No. 002-38910 1940 Act File No. 811-02145

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectus and the statement of additional information contained in Post-Effective Amendment No. 78 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the U.S. Securities and Exchange Commission on March 29, 2017.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2673.

Sincerely yours,

/s/ Josephine Setteducato
Josephine Setteducato
Paralegal
Lord, Abbett & Co. LLC